                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ------------

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sprucegrove Investment Management Ltd.
Address:   181 University Avenue, Suite 1300
           Toronto, Ontario, Canada
           M5H 3M7

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake Murphy
Title:   Chief Financial Officer
Phone:   (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                    Toronto, Ontario         May 8, 2007
---------------------------------   ----------------------   -------------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:             112

Form 13F Information Table Value Total:   $4,879,080.51
                                            (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-                    Leith Wheeler Investment Counsel Ltd.
         -----------------

                           FORM 13F INFORMATION TABLE

      COLUMN 1             COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                           TITLE OF                     VALUE      SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
   NAME OF ISSUER            CLASS          CUSIP     [x$1000]     PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY           COMMON               88579Y101     6,603.55     86,400 SH       DEFINED                                  86,400
3M COMPANY           COMMON               88579Y101    35,295.37    461,800 SH       SOLE                   379,500           82,300
AIR PRODS & CHEMS    COMMON               009158106     8,172.58    110,500 SH       SOLE                    71,200           39,300
AMERN INTL GROUP INC COMMON               026874107    22,357.30    332,599 SH       DEFINED                                 332,599
AMERN INTL GROUP INC COMMON               026874107   104,401.31  1,553,130 SH       SOLE                 1,282,860          270,270
ANALOGIC CORP        COMMON               032657207     3,992.88     63,500 SH       DEFINED                                  63,500
ANALOGIC CORP        COMMON               032657207    18,870.98    300,111 SH       SOLE                   243,661           56,450
APACHE CORP          COMMON               037411105    15,630.57    221,083 SH       DEFINED                                 221,083
APACHE CORP          COMMON               037411105    59,603.64    843,050 SH       SOLE                   694,825          148,225
APPLIED MATERIALS    COMMON               038222105     3,921.40    214,050 SH       DEFINED                                 214,050
APPLIED MATERIALS    COMMON               038222105    15,093.85    823,900 SH       SOLE                   585,700          238,200
BEMIS INC            COMMON               081437105    11,537.91    345,550 SH       DEFINED                                 345,550
BEMIS INC            COMMON               081437105    55,126.89  1,651,000 SH       SOLE                 1,369,100          281,900
BERKSHIRE HATHAWAY   CLASS B              084670207    31,162.04      8,561 SH       DEFINED                                   8,561
BERKSHIRE HATHAWAY   CLASS A              084670108       217.98          2 SH       SOLE                         2
BERKSHIRE HATHAWAY   CLASS B              084670207   145,436.12     39,955 SH       SOLE                    33,030            6,925
BORG WARNER INC      COMMON               099724106     3,529.66     46,800 SH       DEFINED                                  46,800
BORG WARNER INC      COMMON               099724106    24,458.71    324,300 SH       SOLE                   266,400           57,900
BRISTOL MYERS SQUIBB COMMON               110122108    12,993.07    468,050 SH       DEFINED                                 468,050
BRISTOL MYERS SQUIBB COMMON               110122108    69,313.94  2,496,900 SH       SOLE                 2,042,900          454,000
CALLAWAY GOLF CO     COMMON               131193104     3,679.96    233,500 SH       DEFINED                                 233,500
CALLAWAY GOLF CO     COMMON               131193104    17,324.97  1,099,300 SH       SOLE                   925,600          173,700
CARNIVAL CORP        COMMON(PAIRED STOCK) 143658300    15,052.60    321,225 SH       DEFINED                                 321,225
CARNIVAL CORP        COMMON(PAIRED STOCK) 143658300    79,958.81  1,706,334 SH       SOLE                 1,442,428          263,906
CEMEX S A B          ADR(10 ORD S         151290889   377,681.32 11,532,254 SH       SOLE                10,746,920          785,334
CENTRAL STL & WIRE   COMMON               155411101       238.08        384 SH       SOLE                                        384
CHEMTURA CORP        COMMON               163893100       140.92     12,893 SH       SOLE                    12,227              666
CITIGROUP INC        COMMON               172967101    20,533.69    399,955 SH       DEFINED                                 399,955
CITIGROUP INC        COMMON               172967101   100,084.05  1,949,438 SH       SOLE                 1,588,997          360,441
COLUMBIA SPORTSWEAR  COMMON               198516106     4,554.86     73,100 SH       DEFINED                                  73,100
COLUMBIA SPORTSWEAR  COMMON               198516106    23,634.00    379,297 SH       SOLE                   318,900           60,397
CRANE CO             COMMON               224399105    16,267.03    402,450 SH       DEFINED                                 402,450
CRANE CO             COMMON               224399105    62,032.57  1,534,700 SH       SOLE                 1,269,390          265,310
EMERSON ELEC CO      COMMON               291011104     8,564.14    198,750 SH       DEFINED                                 198,750
EMERSON ELEC CO      COMMON               291011104    25,035.29    581,000 SH       SOLE                   468,000          113,000
GANNETT INC          COMMON               364730101    22,865.00    406,200 SH       DEFINED                                 406,200
GANNETT INC          COMMON               364730101    94,289.13  1,675,060 SH       SOLE                 1,379,470          295,590
HARLEY DAVIDSON INC  COMMON               412822108     9,144.44    155,650 SH       DEFINED                                 155,650
HARLEY DAVIDSON INC  COMMON               412822108    29,903.75    509,000 SH       SOLE                   442,200           66,800
HASBRO INC           COMMON               418056107     3,441.56    120,250 SH       DEFINED                                 120,250
HASBRO INC           COMMON               418056107    22,564.01    788,400 SH       SOLE                   646,500          141,900
HEARTLAND EXPRESS IN COMMON               422347104     1,029.02     64,800 SH       DEFINED                                  64,800
HEARTLAND EXPRESS IN COMMON               422347104       177.70     11,190 SH       SOLE                    11,190
HEWLETT PACKARD CO   COMMON               428236103     3,103.06     77,306 SH       DEFINED                                  77,306
HEWLETT PACKARD CO   COMMON               428236103    14,896.72    371,119 SH       SOLE                   297,589           73,530
HOME DEPOT INC       COMMON               437076102    12,949.01    352,450 SH       DEFINED                                 352,450
HOME DEPOT INC       COMMON               437076102    59,592.28  1,622,000 SH       SOLE                 1,321,300          300,700

HUBBELL INC          CLASS B              443510201     6,551.96    135,820 SH       DEFINED                                 135,820
HUBBELL INC          CLASS B              443510201    38,563.06    799,400 SH       SOLE                   630,300          169,100
INTEL CORP           COMMON               458140100    10,915.86    570,615 SH       DEFINED                                 570,615
INTEL CORP           COMMON               458140100    53,529.84  2,798,220 SH       SOLE                 2,307,270          490,950
JOHNSON & JOHNSON    COMMON               478160104    15,387.09    255,345 SH       DEFINED                                 255,345
JOHNSON & JOHNSON    COMMON               478160104    53,408.44    886,300 SH       SOLE                   732,000          154,300
JPMORGAN CHASE & CO  COMMON               46625H100    11,028.22    227,950 SH       DEFINED                                 227,950
JPMORGAN CHASE & CO  COMMON               46625H100    55,080.63  1,138,500 SH       SOLE                   944,300          194,200
KAYDON CORP          COMMON               486587108     2,583.39     60,700 SH       DEFINED                                  60,700
KAYDON CORP          COMMON               486587108    16,115.22    378,647 SH       SOLE                   285,000           93,647
KEMET CORP           COMMON               488360108     6,066.45    793,000 SH       DEFINED                                 793,000
KEMET CORP           COMMON               488360108    43,343.87  5,665,866 SH       SOLE                 4,600,566        1,065,300
LEGGETT & PLATT INC  COMMON               524660107    16,082.10    709,400 SH       DEFINED                                 709,400
LEGGETT & PLATT INC  COMMON               524660107    72,911.25  3,216,200 SH       SOLE                 2,666,200          550,000
LENNAR CORP          CLASS B              526057302     2,413.12     61,200 SH       DEFINED                                  61,200
LIZ CLAIBORNE INC    COMMON               539320101    13,497.75    315,000 SH       DEFINED                                 315,000
LIZ CLAIBORNE INC    COMMON               539320101    65,042.02  1,517,900 SH       SOLE                 1,282,700          235,200
MARKEL CORP          COMMON               570535104    28,508.00     58,800 SH       DEFINED                                  58,800
MARKEL CORP          COMMON               570535104   136,426.31    281,390 SH       SOLE                   231,710           49,680
MASCO CORP           COMMON               574599106     2,723.56     99,400 SH       DEFINED                                  99,400
MASCO CORP           COMMON               574599106    16,248.20    593,000 SH       SOLE                   517,490           75,510
MATTEL INC           COMMON               577081102    10,971.48    397,950 SH       DEFINED                                 397,950
MATTEL INC           COMMON               577081102    39,124.59  1,419,100 SH       SOLE                 1,168,200          250,900
MERCK & CO INC       COMMON               589331107    23,437.71    530,625 SH       DEFINED                                 530,625
MERCK & CO INC       COMMON               589331107    95,800.31  2,168,900 SH       SOLE                 1,789,700          379,200
MICROSOFT CORP       COMMON               594918104    15,590.53    559,402 SH       DEFINED                                 559,402
MICROSOFT CORP       COMMON               594918104    66,397.39  2,382,400 SH       SOLE                 1,988,100          394,300
MOLEX INC            CLASS A              608554200     4,813.73    193,400 SH       DEFINED                                 193,400
MOLEX INC            CLASS A              608554200    16,638.97    668,500 SH       SOLE                   515,300          153,200
PETROLEO BRASILEIRO  ADR(4 ORD SH         71654V408   372,160.93  3,739,935 SH       SOLE                 3,469,135          270,800
PETROLEO BRASILEIRO  ADR(4 ORD SH         71654V101     2,803.80     31,380 SH       SOLE                    31,380
PFIZER INC           COMMON               717081103    21,255.78    841,480 SH       DEFINED                                 841,480
PFIZER INC           COMMON               717081103   101,912.63  4,034,546 SH       SOLE                 3,300,509          734,037
POSCO                ADR(0.25 ORD         693483109   157,967.55  1,519,650 SH       SOLE                 1,418,250          101,400
REGAL BELOIT CORP    COMMON               758750103     5,790.54    124,850 SH       DEFINED                                 124,850
REGAL BELOIT CORP    COMMON               758750103    19,312.63    416,400 SH       SOLE                   323,100           93,300
RYANAIR HLDGS        SP ADR (5 ORD)       783513104    37,757.97    843,000 SH       SOLE                   807,000           36,000
SAMSUNG ELECTRS LTD  GDR 144A (0.         796050888   196,718.66    657,313 SH       SOLE                   609,193           48,120
SANDERSON FARMS      COMMON               800013104     6,615.21    178,500 SH       DEFINED                                 178,500
SANDERSON FARMS      COMMON               800013104    20,193.10    544,876 SH       SOLE                   441,276          103,600
SK TELECOM CO LTD    ADR(1/9 ORD)         78440P108   166,710.59  7,118,300 SH       SOLE                 6,642,500          475,800
STANDEX INTL CORP    COMMON               854231107     4,838.15    169,700 SH       DEFINED                                 169,700
STANDEX INTL CORP    COMMON               854231107       707.05     24,800 SH       SOLE                    24,800
STMICROELECTRONICS   ADR (1 ORD S         861012102   162,625.92  8,470,100 SH       SOLE                 7,918,590          551,510
SUPERIOR INDS INTL   COMMON               868168105     7,619.61    365,800 SH       DEFINED                                 365,800
SUPERIOR INDS INTL   COMMON               868168105    33,821.67  1,623,700 SH       SOLE                 1,283,510          340,190
TELEFONOS DE MEXICO  SP ADR (20 S         879403780   435,971.54 13,053,040 SH       SOLE                12,286,740          766,300
TELLABS INC          COMMON               879664100    11,693.39  1,181,150 SH       DEFINED                               1,181,150
TELLABS INC          COMMON               879664100    58,298.46  5,888,750 SH       SOLE                 4,812,152        1,076,598
TIDEWATER INC        COMMON               886423102    18,391.19    313,950 SH       DEFINED                                 313,950
TIDEWATER INC        COMMON               886423102    74,420.03  1,270,400 SH       SOLE                 1,056,700          213,700
TIFFANY & CO         COMMON               886547108     3,529.25     77,600 SH       DEFINED                                  77,600
TIFFANY & CO         COMMON               886547108       482.09     10,600 SH       SOLE                    10,600
TIMBERLAND CO        CLASS A              887100105     5,674.54    218,000 SH       DEFINED                                 218,000
TIMBERLAND CO        CLASS A              887100105    29,827.78  1,145,900 SH       SOLE                   940,700          205,200

V F CORP             COMMON               918204108     8,270.26    100,100 SH       DEFINED                                 100,100
V F CORP             COMMON               918204108    66,938.72    810,200 SH       SOLE                   664,700          145,500
VERIZON COMMUNICATNS COMMON               92343V104     4,961.83    130,850 SH       DEFINED                                 130,850
VERIZON COMMUNICATNS COMMON               92343V104    29,615.90    781,010 SH       SOLE                   676,188          104,822
WALT DISNEY CO       COMMON               254687106    14,064.66    408,500 SH       DEFINED                                 408,500
WALT DISNEY CO       COMMON               254687106    60,755.18  1,764,600 SH       SOLE                 1,431,300          333,300
WASHINGTON FED INC   COMMON               938824109     7,172.90    305,750 SH       DEFINED                                 305,750
WASHINGTON FED INC   COMMON               938824109    42,832.42  1,825,764 SH       SOLE                 1,557,984          267,780
WELLS FARGO & CO     COMMON               949746101    14,220.00    413,012 SH       DEFINED                                 413,012
WELLS FARGO & CO     COMMON               949746101    57,489.84  1,669,760 SH       SOLE                 1,379,360          290,400
                                                    4,879,080.51